Right-of-use Asset and Lease Liability	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Right-of-use Asset And Lease Liability
Right-of-use Asset and Lease Liability

Note 8 – Right-of-use Asset and Lease Liability

The Company has entered into lease agreements with various third parties. The terms of operating leases are one to two years. These operating leases are included in “Right-of-use Asset” on the Company’s Condensed Consolidated Balance Sheet and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are included in “Lease liability” on the Company’s Condensed Consolidated Balance Sheet. Additionally, the Company has entered into various short-term operating leases with an initial term of twelve months or less. These leases are not recorded on the Company’s Condensed Consolidated Balance Sheet. All operating lease expense is recognized on a straight-line basis over the lease term in the three months ended May 31, 2022.

Information related to the Company’s right-of-use assets and related lease liabilities were as follows:

	May 31, 2022	February 28, 2022
	(unaudited)
Right-of-use asset
Right-of-use asset, net	$245,589	$5,069

Lease liability
Current lease liability	$126,676	$5,069
Non-current lease liability	118,913	—
Total lease liability	$245,589	$5,069

		May 31, 2022
Remaining lease term and discount rate
Weighted-average remaining lease term		23 months
Weighted-average discount rate		2.48%

Commitments

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of May 31, 2022:

2023	$131,340
Thereafter	120,395
Less: imputed interest	(6,146)
Total lease liability	$245,589

Note 8 – Right-of-use Asset and Lease Liability

The Company has entered into lease agreements with various third parties. The terms of operating leases are one to two years. These operating leases are included in “Right-of-use Asset” on the Company’s Consolidated Balance Sheet and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are included in “Lease liability” on the Company’s Consolidated Balance Sheet. Additionally, the Company has entered into various short-term operating leases with an initial term of twelve months or less. These leases are not recorded on the Company’s balance sheet. All operating lease expense is recognized on a straight-line basis over the lease term in the year ended February 28, 2022.

Information related to the Company’s right-of-use assets and related lease liabilities were as follows:

	February 28, 2022	February 28, 2021
Right-of-use asset
Right-of-use asset, net	$5,069	$49,314

Lease Liability
Current lease liability	$5,069	$47,569
Non-current lease liability	—	4,936
Total lease liability	$5,069	$52,505

Remaining lease term and discount rate	February 28, 2022
Weighted-average remaining lease term	2 months
Weighted-average discount rate	2.48%

Commitments

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of February 28, 2022:

2022	$5,085
Thereafter	—
Less: imputed interest	(16)
Total lease liability	$5,069